Disposals of businesses and deconsolidation of subsidiaries - West Polaris Consideration (Details) - USD ($) $ in Millions			12 Months Ended
		Jun. 19, 2015	Dec. 31, 2016	Dec. 31, 2015	[2]	Dec. 31, 2014
Significant Acquisitions and Disposals [Line Items]
Loss on disposal	[1]		$ 0	$ (63)		$ 632
West Polaris earn out realized
Significant Acquisitions and Disposals [Line Items]
Enterprise value		$ 540
Less: Debt assumed		(336)
Purchase price		204
Plus: Working capital adjustment		31
Purchase price		235
Cash		204
Less: net carrying value of assets and liabilities		(271)
Less: allocated goodwill to subsidiaries		(41)
Loss on disposal		$ (77)

[1]	Includes transactions with related parties. Refer to Note 31 "Related party transactions".
[2]	Refer to Note 39 "Restatement of previously issued financial statements"